Long-term bank loans - Interest and finance costs (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Debt Disclosure [Abstract]
Interest on financing agreements	$ 43,323	$ 21,718
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other Comprehensive Income (Note 13)	(14,412)	(633)
Amortization of debt (loan & lease) issuance costs	1,990	2,641
Other bank and finance charges	830	582
Interest and finance costs	$ 31,731	$ 24,308